Components of Other (Income)/Deductions-Net (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013		Apr. 01, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Other Income and Expenses [Abstract]
Royalty-related income	$ (8)		$ (6)	$ (32)		$ (26)		$ (30)
Net gains on sales of certain assets								(104)	[1]
Identifiable intangible asset impairment charges	1			5	[2]	69	[2]
Certain legal matters, net				(19)	[3]
Other, net	2					5		4
Other (income)/deductions-net	5		(6)	(15)		84	[4]	(93)	[4]
Foreign exchange	10	[5]
Allocated Expense From Parent
Other Income and Expenses [Abstract]
Interest expense on allocated long-term debt				$ 31	[6]	$ 36	[6]	$ 37	[6]

[1]	Represents net gains on the sales of certain animal health assets divested in connection with Pfizer's 2009 acquisition of Wyeth/FDAH. See also Note 4C. Acquisitions, Divestitures and Certain Investments-Divestitures.
[2]	In 2012, the asset impairment charges include (i) approximately $2 million of finite-lived companion animal developed technology rights; (ii) approximately $1 million of finite-lived trademarks related to genetic testing services; and (iii) approximately $2 million of finite-lived patents related to poultry technology. The asset impairment charges for 2012 reflect, among other things, loss of revenues as a result of negative market conditions and, with respect to the poultry technology, a re-assessment of economic viability. In 2011, the asset impairment charges include (i) approximately $30 million of finite-lived intangible assets related to parasiticides technology as a result of declining gross margins and increased competition; (ii) approximately $12 million of finite-lived intangible assets related to equine influenza and tetanus technology due to third-party supply issues; (iii) approximately $10 million of finite-lived intangible assets related to genetic testing services that did not find consumer acceptance; and (iv) approximately $17 million related to in-process research and development projects (acquired from Vetnex in 2010 and from FDAH in 2009), as a result of the termination of the development programs due to a re-assessment of economic viability.
[3]	In 2012, represents income from a favorable legal settlement related to an intellectual property matter ($14 million income) and a change in estimate for an environmental-related reserve ($7 million income), partially offset by litigation-related charges ($2 million).
[4]	Includes revenues and expenses from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.
[5]	Virtually all related to the Venezuela currency devaluation in February 2013.
[6]	The interest expense on allocated long-term debt reflects an allocation of Pfizer's weighted average effective interest rate on the Wyeth/FDAH-related acquisition debt, issued in March and June of 2009, of 5.3% in 2012, 5.1% in 2011 and 5.1% in 2010. See also Note 9D. Financial Instruments-Allocated Long-Term Debt.